Shareholders' Equity (Details)	Feb. 08, 2024 $ / shares shares	Sep. 16, 2021 USD ($) $ / shares shares	Aug. 26, 2021 $ / shares shares	May 17, 2021 HKD ($) shares	Apr. 08, 2021 shares	Mar. 24, 2020 shares	Dec. 31, 2024 $ / shares shares		Dec. 31, 2023 $ / shares shares		Aug. 31, 2021 $ / shares shares
Shareholders’ Equity [Line Items]
Number of ordinary share authorized							800,000,000	[1]	800,000,000	[1]	800,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.00002		$ 80				$ 0.00002	[1]	$ 0.00002	[1]
Preferred Stock, Shares Authorized							200,000,000		200,000,000		200,000,000
Number of ordinary shares cancelled			1,000
Number of ordinary shares reissued			50,000,000
Sale of stock		6,002,670
Price per share (in Dollars per share) | $ / shares		$ 0.02
Aggregate purchase price (in Dollars) | $		$ 120,053
Percentage of reduction in share issued	20.00%
Shares surrendered	48,002,136
Shares issued	12,000,534						12,000,534	[1]	12,000,534	[1]
Common Stock, Shares, Outstanding	12,000,534						12,000,534	[1]	12,000,534	[1]
Ruo Hong, Chen [Member]
Shareholders’ Equity [Line Items]
Shares issue						510
Son I Tam [Member]
Shareholders’ Equity [Line Items]
Shares issue				1,900		490
Number of shares acquired					510
Number of ordinary shares reissued			4,000,000
Mr. Chi Long Lou [Member]
Shareholders’ Equity [Line Items]
Paying amount (in Dollars) | $				$ 2,000
Epsium HK [Member] | Son I Tam [Member]
Shareholders’ Equity [Line Items]
Percentage of ownership interest				19.00%
Epsium HK [Member] | Mr. Chi Long Lou [Member]
Shareholders’ Equity [Line Items]
Percentage of ownership interest				1.00%
Minimum [Member]
Shareholders’ Equity [Line Items]
Number of ordinary share authorized											50,000
Ordinary shares par value (in Dollars per share) | $ / shares											$ 0.00002
Reduction in number of share issued	12,000,534
Maximum [Member]
Shareholders’ Equity [Line Items]
Number of ordinary share authorized											1,000,000,000
Ordinary shares par value (in Dollars per share) | $ / shares											$ 1
Reduction in number of share issued	60,002,670
Epsium BVI [Member]
Shareholders’ Equity [Line Items]
Shares issue				8,000
Paying amount (in Dollars) | $				$ 8,000
Epsium BVI [Member] | Epsium HK [Member]
Shareholders’ Equity [Line Items]
Percentage of ownership interest				80.00%

[1]	Retroactively restated for the effect of share surrender and share cancellation.